Prepayments and Other Assets, Net (Details) - Schedule of Allowance for Other Receivables - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Allowance For Other Receivables Abstract
Balance at the beginning of the year
Provision for the year	142,060
Written-offs	(142,060)
Balance at the end of the year